Income Taxes Disclosure: Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 30, 2020
Details
Net operating loss carryforwards	$ 1,447,335	$ 1,407,182
Startup costs	0	1,827
Deferred compensation	133,671	103,671
Depreciation (attributable to deferred tax assets)	0	(38,004)
Deferred tax asset, gross	1,581,006	1,474,676
Less valuation allowance	(1,581,006)	(1,474,676)
Deferred tax asset, net	$ 0	$ 0